Deferred revenues (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of liabilities related to assets held to sale

Deferred revenues are recognized by the Company as a liability due to anticipation of amounts received from business partners. These are recognized in the statement of operations in the periods when the services are rendered to these business partners.

		As of December 31,
	Notes	2021	2020
Sale and Leaseback	1.4	68	—
Rental of spaces in stores (i)		233	186
Checkstand (ii)		41	29
Gift card and others		2	2
Marketing		12	11
Total		356	228
Current		356	227
Non-current		—	1

(i)	Rental of backlight panels.
(ii)	Supplier product exhibition modules, or check stands, rental of POS displays, and front-fee anticipation with credit card operators.